Acquisitions (Details) - Schedule of purchase price allocation for acquisition - USD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2019	Dec. 31, 2018
Tangible assets acquired and assumed:
Cash and cash equivalents		$ 2,160
Accounts receivable		1,751
Deferred revenue		(1,332)
Tradename		136,176
Customer list		8,678
Non-controlling interest	$ (29,373)	(29,373)
Total		118,060
B. Riley [Member]
Consideration paid by B. Riley:
Cash acquisition consideration	116,500	116,500
Transaction costs	570	570
Total cash consideration		117,070
Warrant consideration	$ 990	990
Total consideration		$ 118,060